Purchases and other expenses - Prepaid expenses - Components (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Purchases and other expenses [abstract]
Prepaid external purchases	€ 611	€ 651	€ 678
Other prepaid operating expenses	240	199	52
Total	€ 851	€ 850	€ 730	€ 571